Shareholders' Equity - Movements of Exchange Differences on Translating the Foreign Operations Reserve (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
At beginning of period	¥ 12,781,692	¥ 12,276,150	¥ 10,934,878
Gains (losses) arising during the period, before tax	304,252	404,292	86,842
At end of period	13,536,965	12,781,692	12,276,150
Own credit on financial liabilities designated at fair value through profit or loss reserve [Member]
At beginning of period	520	(3,455)	0
Gains (losses) arising during the period, before tax	12,847	5,729	(4,981)
Income tax (expense) benefit for changes arising during the period	(3,934)	(1,754)	1,526
At end of period	¥ 9,433	¥ 520	¥ (3,455)